SHAREHOLDERS' EQUITY - Schedule of options for employees outstanding have been separated into ranges of exercise prices (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHAREHOLDERS' EQUITY
Number of options outstanding (in Shares)	228,213	306,200
Weighted average exercise price	$ 13.71	$ 12.64
Number of options exercisable (in Shares)	141,359
Weighted average exercise price of exercisable options	$ 15.31
Range Of Exercise Price $9.13-10.12
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	9.13
Range of exercise price, Maximum	$ 10.12
Number of options outstanding (in Shares)	22,213
Weighted average remaining contractual life (in years)	6 years
Weighted average exercise price	$ 9.62
Number of options exercisable (in Shares)	2,472
Weighted average exercise price of exercisable options	$ 9.13
Range Of Exercise Price $10.90-30.76
SHAREHOLDERS' EQUITY
Range of exercise price, Minimum	10.9
Range of exercise price, Maximum	$ 30.76
Number of options outstanding (in Shares)	206,000
Weighted average remaining contractual life (in years)	2 years 10 months 6 days
Weighted average exercise price	$ 14.15
Number of options exercisable (in Shares)	138,887
Weighted average exercise price of exercisable options	$ 15.42
Warrant
SHAREHOLDERS' EQUITY
Number of options outstanding (in Shares)	228,213
Weighted average remaining contractual life (in years)	3 years 1 month 28 days
Weighted average exercise price	$ 13.71
Number of options exercisable (in Shares)	141,359
Weighted average exercise price of exercisable options	$ 15.31